Business Segment Information (Sales and Operating Revenue to External Customers by Product Category) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	¥ 8,665,687	¥ 8,543,982	¥ 7,603,250
Game & Network Services
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	2,224,622	1,848,298	1,581,568
Game & Network Services | Digital Software and Add-on Content [Member]
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	1,102,231	762,220	525,683
Game & Network Services | Network
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	326,524	270,972	189,241
Game & Network Services | Hardware and other products and services [Member]
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	795,867	815,106	866,644
Music
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	795,025	784,792	630,767
Music | Recorded Music
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	426,926	446,960	388,948
Music | Music Publishing
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	106,666	74,360	66,541
Music | Visual Media and Platform
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	261,433	263,472	175,278
Pictures
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	985,270	1,010,173	901,230
Pictures | Motion Pictures
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	436,017	448,945	409,363
Pictures | Television Productions
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	288,816	289,024	271,886
Pictures | Media Networks
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	260,437	272,204	219,981
Home Entertainment & Sound
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	1,154,533	1,221,734	1,034,215
Home Entertainment & Sound | Televisions
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	788,423	861,763	720,557
Home Entertainment & Sound | Audio and Video
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	362,580	357,194	311,771
Home Entertainment & Sound | Other Products and Services
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	3,530	2,777	1,887
Imaging Products & Solutions
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	661,304	647,163	571,499
Imaging Products & Solutions | Other Products and Services
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	239,798	231,845	219,665
Imaging Products & Solutions | Still and Video Cameras
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	421,506	415,318	351,834
Mobile Communications
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	487,330	713,916	752,688
Semiconductors
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	770,622	726,892	659,779
Financial Services
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	1,274,708	1,221,235	1,080,284
All Other
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	299,806	351,527	375,116
Corporate
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	¥ 12,467	¥ 18,252	¥ 16,104